Stock Options (Details) - Schedule of Additional Information Regarding Stock Options Outstanding	9 Months Ended
	Jul. 31, 2024 $ / shares	Jul. 31, 2024 $ / shares
Stock Outstanding [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	4 years 10 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 435.73	$ 601.7
Stock Outstanding [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	1 year 9 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 120.57	$ 166.5
Stock Outstanding [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	7 years 6 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 364.98	$ 504
Stock Outstanding [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	1 year 9 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 488.81	$ 675
Stock Outstanding [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	4 years 9 months
Weighted average exercise price Outstanding | (per share)	$ 508.36	$ 702
Stock Outstanding [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	2 years 1 month 20 days
Weighted average exercise price Outstanding | (per share)	$ 540.95	$ 747
Stock Outstanding [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	7 years 4 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 443.19	$ 612
Stock Outstanding [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	7 years 6 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 521.4	$ 720
Stock Outstanding [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	1 year 11 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 547.47	$ 756
Stock Outstanding [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	7 years 4 months 9 days
Weighted average exercise price Outstanding | (per share)	$ 651.75	$ 900
Stock Outstanding [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	8 years 9 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 228.11	$ 315
Stock Outstanding [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	8 years 10 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 364.98	$ 504
Stock Outstanding [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	8 years 11 months 8 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 32.31
Stock Exercisable [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	5,160	5,160
Weighted average exercise price, Exercisable | (per share)	$ 436.82	$ 603.2
Stock Exercisable [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	533	533
Weighted average exercise price, Exercisable | (per share)	$ 120.57	$ 166.5
Stock Exercisable [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	858	858
Weighted average exercise price, Exercisable | (per share)	$ 364.98	$ 504
Stock Exercisable [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	1,166	1,166
Weighted average exercise price, Exercisable | (per share)	$ 488.81	$ 675
Stock Exercisable [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	192	192
Weighted average exercise price, Exercisable | (per share)	$ 508.36	$ 702
Stock Exercisable [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 540.95	$ 747
Stock Exercisable [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 443.19	$ 612
Stock Exercisable [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	870	870
Weighted average exercise price, Exercisable | (per share)	$ 521.4	$ 720
Stock Exercisable [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	667	667
Weighted average exercise price, Exercisable | (per share)	$ 547.47	$ 756
Stock Exercisable [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	102	102
Weighted average exercise price, Exercisable | (per share)	$ 651.75	$ 900
Stock Exercisable [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	53	53
Weighted average exercise price, Exercisable | (per share)	$ 228.11	$ 315
Stock Exercisable [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	143	143
Weighted average exercise price, Exercisable | (per share)	$ 364.98	$ 504
Stock Exercisable [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	21	21
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 32.31